Debt (Details Narrative) - USD ($)													3 Months Ended		6 Months Ended		12 Months Ended
	May 30, 2024	May 22, 2024	May 03, 2024	Mar. 26, 2024	Feb. 09, 2024	Feb. 05, 2024	Dec. 14, 2023	Dec. 13, 2023	Nov. 16, 2023	Oct. 03, 2023	Sep. 13, 2023	Aug. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Feb. 14, 2024	Jan. 31, 2024	Dec. 31, 2021
Debt instrument, face amount							$ 3,500,000
Proceeds from sale of common stock															$ 1,854,818	$ 13,362
Number of promissory notes In connection with merger																	2
Common stock, value issued													$ 3,695		$ 3,695		$ 1,602
Common stock, par value													$ 0.0001		$ 0.0001		$ 0.0001
Prepayment premium															$ 750,000
CPBF Lending LLC [Member]
Debt Instrument, covenant compliance description															For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Original Debt Repayment Agreement [Member]
Debt instrument, face amount			$ 2,000,000
Premium payment			$ 200,000
Amended Debt Repayment Agreement [Member]
Debt instrument, face amount		$ 750,000
Proceeds from issuance of debt		75,000
Aggregate principal amount																			$ 750,000
Premium payment		75,000
Premium advance		110,040
Debt instrument, face amount		35,040
Premium fair value		$ 115,800
Gem Agreement [Member]
Debt instrument, face amount						$ 1,000,000.0
Cash agreed to pay						1,200,000
Monthly installments						100,000
Payment of debt						1,200,000
Gem Agreement [Member] | Gem Term Sheet [Member]
Common stock, value issued							2,000,000.0
Convertible debt							$ 2,000,000.0
Debt Instrument term							5 years
Coupon rate							0.00%
Debt instrument fee amount																	$ 2,000,000.0
Yorkville Standby Equity Purchase Agreement [Member]
Debt discount upon issuance				$ 250,000		100,000
Debt instrument, face amount				1,500,000		1,000,000							$ 1,000,000		$ 1,000,000
Proceeds from issuance of debt				$ 1,250,000		900,000
Increased principal amount agreed to advance						1,000,000
Aggregate principal amount						$ 4,500,000
Maximum floor price							$ 2.00														$ 2.00
Floor price																				$ 0.294
Yorkville Advisors Global LP [Member] | Amended Debt Repayment Agreement [Member]
Debt instrument, interest rate		18.00%
Debt instrument, maturity date		Sep. 25, 2024
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Debt discount upon issuance							$ 200,000
Proceeds from issuance of debt							1,800,000
Debt instrument, face amount													300,000		800,000
Prepayment premium		10.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member] | Amended Debt Repayment Agreement [Member]
Debt instrument, interest rate		0.00%
Alco August Promissory Note [Member]
Proceeds from sale of common stock	$ 4,000,000
Alco August Promissory Note [Member] | Alco [Member]
Debt instrument, interest rate												8.00%
Interest expense													2,908		8,357
Interest expense debt													2,992		5,983
Amortization of discount													84		2,374
Debt instrument, face amount												$ 150,000
Debt instrument, maturity date												Apr. 29, 2024
Debt instrument unamortized debt issuance costs gross												$ 3,711
Principal amount outstanding													150,000		150,000		150,000
Accrued interest outstanding													10,027		10,027		4,044
Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Lock-up period								180 days	180 days	180 days	180 days
Maximum borrowing capacity										$ 500,000	$ 1,000,000
Holding period for shares								5 months 26 days	7 months 6 days	8 months 19 days	9 months 7 days
Proceeds from issuance of debt										$ 500,000	$ 1,000,000
Estimated re-levered equity volatility rate								47.00%	54.00%	52.00%	54.00%
Commensurate risk-free rate								5.20%	5.20%	5.40%	5.30%
Percentage of discount lack of marketability								9.00%	11.50%	11.50%	12.50%
Expected percentage of completing the Merger								100.00%	100.00%	80.00%	80.00%
Alco September Promissory Note [Member] | Alco Share Transfer Agreements [Member] | 7GC & Co. Holdings Inc. [Member]
Debt instrument conversion price per share								$ 10.00
Debt conversion, converted instrument, shares issued								150,000
Alco September Promissory Note [Member] | Alco [Member]
Debt instrument, interest rate											8.00%
Debt discount upon issuance											$ 638,808
Interest expense													95,935		187,498
Interest expense debt													29,918		59,836
Amortization of discount													66,017		127,662
Debt instrument, face amount											$ 1,500,000
Debt instrument, maturity date											Sep. 30, 2024
Principal amount outstanding													1,500,000		1,500,000		1,500,000
Accrued interest outstanding													90,411		$ 90,411		30,575
Debt issuance costs											$ 8,588
Alco November Promissory Note [Member]
Proceeds from sale of common stock	$ 4,000,000
Alco November Promissory Note [Member] | Alco Share Transfer Agreements [Member] | 7GC & Co. Holdings Inc. [Member]
Debt conversion description															for each $10.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $10.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 150,000, 75,000, and 600,000, respectively
Debt conversion, converted instrument, shares issued								75,000
Alco November Promissory Note [Member] | Alco [Member]
Debt instrument, interest rate									8.00%
Interest expense													31,036		$ 217,249
Interest expense debt													14,959		29,918
Amortization of discount													45,995		187,331
Debt instrument, maturity date									Apr. 13, 2024
Debt instrument unamortized debt issuance costs gross									$ 363,905
Principal amount outstanding													750,000		750,000		750,000
Accrued interest outstanding													37,315		37,315		7,397
Alco December Promissory Note [Member] | Alco Share Transfer Agreements [Member] | 7GC & Co. Holdings Inc. [Member]
Debt conversion, converted instrument, shares issued								600,000
Lock-up period								180 days
Alco December Promissory Note [Member] | Alco [Member]
Debt instrument, interest rate								8.00%
Interest expense													317,667		549,883
Interest expense debt													39,890		79,780
Amortization of discount													277,777		470,103
Debt instrument, maturity date								Dec. 31, 2024
Debt instrument unamortized debt issuance costs gross								$ 1,496,252
Principal amount outstanding													2,000,000		2,000,000		2,000,000
Accrued interest outstanding													$ 87,670		$ 87,670		7,890
Seven GC Promissory Notes [Member]
Loans payable current					$ 2,540,091
Term Note [Member] | CPBF Lending LLC [Member]
Debt instrument, interest rate																						14.00%
Paid in kind interest																						1.50%
Convertible Debt [Member] | CPBF Lending LLC [Member]
Paid in kind interest																						15.50%
Effective interest rate percentage													16.00%	16.00%	16.00%	16.00%
Medium-Term Note [Member] | CPBF Lending LLC [Member]
Effective interest rate percentage													16.00%	16.00%	16.00%	16.00%
Third Party Convertible Notes [Member]
Debt discount upon issuance														$ 0		$ 330,390
Interest expense														142,353		293,977
Interest expense debt														37,845		72,562
Amortization of discount														104,508		221,415
Yorkville Convertible Note [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Debt instrument, face amount							2,000,000
Yorkville Convertible Notes [Member]
Interest expense													$ 80,760		$ 80,760
Debt instrument, face amount													2,013,000		2,013,000		1,766,000
Debt instrument carrying amount													$ 1,950,000		$ 1,950,000		$ 2,000,000
Share price													$ 0.17		$ 0.17		$ 1.88
volatility															125.00%		71.00%
Time to maturity															2 months 26 days		5 months 15 days
Market interest rate															20.60%		14.00%
Risk free rate															5.48%		5.28%
Probability of optional redemption rate															75.00%		10.00%
Gain (loss) on change in fair value of convertible notes liability													$ 34,000		$ 578,000
Yorkville Convertible Notes [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Prepayment premium		$ 1,000,000
Percentage of repayment of convertible debt, amount		10.00%
Loan agreement with cpbf Lending Llc [Member] | Term Note [Member]
Interest expense debt													267,359	264,320	533,707	523,763
Loan agreement with cpbf Lending Llc [Member] | Medium-Term Note [Member]
Interest expense													294,613	284,097	586,940	562,261
Amortization of discount													27,254	19,777	53,233	38,498
Convertible Debt [Member] | Term Note [Member]
Interest expense debt													112,908	95,534	221,504	187,394
Convertible Debt [Member] | Medium-Term Note [Member]
Interest expense													121,448	101,719	237,859	200,151
Amortization of discount													$ 8,540	6,185	$ 16,355	12,757
Related party convertible notes [Member]
Debt instrument, interest rate																	8.00%	8.00%
Debt discount upon issuance														707,000		1,126,451
Interest expense														552,403		935,687
Interest expense debt														125,352		215,774
Amortization of discount														$ 427,051		$ 719,913
Nonrelated Party [Member]
Debt instrument, convertible terms																	The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement).	The Third Party Convertible Notes bear interest at a rate of 8% per annum, and are convertible into the same series of capital stock of the Company to be issued to other investors upon a Qualified Financing (as defined in the agreement).
Minimum [Member]
Share price													$ 0.29	$ 8.22	$ 0.29	$ 8.22
Time to maturity															5 years 9 months	5 years 3 months
Minimum [Member] | Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Percentage of discount lack of marketability								7.50%	9.50%	10.00%	10.70%
Maximum [Member]
Share price													$ 0.61	$ 9.56	$ 0.61	$ 9.56
Time to maturity															10 years	6 years 29 days
Maximum [Member] | Gem Agreement [Member] | Share Purchase Agreement [Member]
Common stock, value issued							$ 100,000,000
Maximum [Member] | Alco September Promissory Note [Member] | Measurement Input, Discount for Lack of Marketability [Member] | Put Option [Member]
Percentage of discount lack of marketability								12.00%	15.00%	15.00%	16.00%
Maximum [Member] | Alco November Promissory Note [Member] | Alco [Member]
Debt instrument, face amount									$ 750,000
Maximum [Member] | Alco December Promissory Note [Member] | Alco [Member]
Debt instrument, face amount								$ 2,000,000
Common Class A [Member] | Original Debt Repayment Agreement [Member]
Common stock, par value			$ 0.0001
Common Class A [Member] | Amended Debt Repayment Agreement [Member]
Share purchase		600,000
Common Class A [Member] | Gem Agreement [Member]
Convertible debt													$ 600,000		$ 600,000
Shares issuable under the terms of promissory note						2,000,000
Shares issued under the terms of promissory note															1,045,118
Common Class A [Member] | Gem Agreement [Member] | Gem Term Sheet [Member] | Gem Warrant [Member]
Percentage of right to convert warrant to common shares							3.00%
Common Class A [Member] | Conversion Of 7Gc Promissory Notes [Member] | Sponsor [Member]
Stock issued during period, shares, new issues					890,611
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Common stock, par value							$ 0.0001
Conversion of stock shares converted															1,445,524
Common Class A [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global LP [Member]
Conversion rate percentage of common stock outstanding		9.99%
Conversion of stock shares converted													1,008,808		1,797,019
Alco [Member] | Series A Preferred Stock [Member]
Equity percentage owned percentage																	5.00%	5.00%
Alco [Member] | Series A Preferred Stock [Member] | Alco August Promissory Note [Member]
Equity percentage owned percentage												10.00%
DNX [Member] | Series A Preferred Stock [Member] | Minimum [Member]
Equity percentage owned percentage																	5.00%	5.00%